BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated March 23, 2009,

to the Prospectus, dated May 1, 2008

for the Class I Shares of the LifePath Portfolios

of Barclays Global Investors Funds

The information in this Supplement updates information in such Prospectus, supersedes any contrary information in any such Prospectus or any prior supplement,

and should be read in conjunction with such Prospectus.

Effective March 23, 2009, all references (other than historical references) in the Prospectus to the names of the iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (the “Underlying Fund”) and the FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index (the “Underlying Index”) are changed as follows:

Former Name		New Name
Underlying Fund:	iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

Underlying Index:	FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index	FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index

Also effective on March 23, 2009, the following replaces similar information under the heading “The Underlying Funds” on page 16:

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index measures the stock performance of companies engaged in the ownership and development of the Canadian, European, Middle East and Asian real estate markets. As of March 23, 2009, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

BGF-A-LPI032009

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BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated March 23, 2009,

to the Prospectus, dated May 1, 2008

for the Class R Shares of the LifePath Portfolios

of Barclays Global Investors Funds

The information in this Supplement updates information in such Prospectus, supersedes any contrary information in any such Prospectus or any prior supplement,

and should be read in conjunction with such Prospectus.

Effective March 23, 2009, all references (other than historical references) in the Prospectus to the names of the iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (the “Underlying Fund”) and the FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index (the “Underlying Index”) are changed as follows:

Former Name		New Name
Underlying Fund:	iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

Underlying Index:	FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index	FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index

Also effective on March 23, 2009, the following replaces similar information under the heading “The Underlying Funds” on page 17:

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index measures the stock performance of companies engaged in the ownership and development of the Canadian, European, Middle East and Asian real estate markets. As of March 23, 2009, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

BGF-A-LPR032009

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated March 23, 2009,

to the Prospectus, dated May 1, 2008

for the Class S Shares of the LifePath Portfolios

of Barclays Global Investors Funds

The information in this Supplement updates information in such Prospectus, supersedes any contrary information in any such Prospectus or any prior supplement,

and should be read in conjunction with such Prospectus.

Effective March 23, 2009, all references (other than historical references) in the Prospectus to the names of the iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (the “Underlying Fund”) and the FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index (the “Underlying Index”) are changed as follows:

Former Name		New Name
Underlying Fund:	iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

Underlying Index:	FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index	FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index

Also effective on March 23, 2009, the following replaces similar information under the heading “The Underlying Funds” on page 16:

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index measures the stock performance of companies engaged in the ownership and development of the Canadian, European, Middle East and Asian real estate markets. As of March 23, 2009, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

BGF-A-LPS032009

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated March 23, 2009,

to the Statement of Additional Information, dated May 1, 2008 for the LifePath Portfolios, Class I, Class R and Class S Shares, of the

Barclays Global Investors Funds

The information in this Supplement updates information in such

Statement of Additional Information, supersedes any contrary information in any such

Statement of Additional Information or any prior supplement,

and should be read in conjunction with such Statement of Additional Information.

Effective March 23, 2009, all references (other than historical references) in the Statement of Additional Information to the names of the iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (the “Underlying Fund”) and the FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index (the “Underlying Index”) are changed as follows:

Former Name		New Name
Underlying Fund:	iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

Underlying Index:	FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index	FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index

BGF-SAI-LP-SU2

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FOR FUTURE REFERENCE